GOING CONCERN UNCERTAINTIES (Details Narrative) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Going Concern Uncertainties
Retained earnings accumulated deficit	$ 20,122,627	$ 16,746,217
Bank balance	2,575,225	597,160
Current liabilities	$ 192,459	$ 302,202